Provision for judicial liabilities - Possible losses - Tax and social securities (Details) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026 BRL (R$) item	Dec. 31, 2025 BRL (R$) item
Administrative Proceedings
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 1,124,383
Possible losses
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 10,338,403	R$ 4,559,801
Possible losses and remote losses | Tax and social security
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	47	56
Probable losses | Tax assessment - Corporate Income Tax and Social Contribution
Disclosure of other provisions [line items]
Other provisions	R$ 1,858	R$ 1,749